Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 363	$ 297
Fixed-income securities and other cash equivalents	261	198
Consolidated cash and cash equivalents	$ 624	$ 495	$ 613	$ 950